Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Common Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Treasury Stock [Member] CNY (¥) shares	Retained Earnings [Member] CNY (¥)	Accumulated other comprehensive (loss) income [Member} CNY (¥)	Non-controlling Interests [Member] CNY (¥)
Balance at Dec. 31, 2022	¥ 10,930,638		¥ 281	¥ 7,587,543	¥ (1,991,185)	¥ 5,320,921	¥ (140,253)	¥ 153,331
Balance, Shares at Dec. 31, 2022 | shares			429,255,800
Balance, Shares at Dec. 31, 2022 | shares					(52,284,464)
Net income (loss)	1,951,695					1,957,581		(5,886)
Repurchase of shares	(212,195)				¥ (212,195)
Repurchase of shares,Share | shares					(8,354,042)
Share-based compensation	253,680			252,350				1,330
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units	¥ 610		¥ 5	605
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units, shares | shares	6,467,898	6,467,898	6,467,898
Acquisition of non-controlling interests in a subsidiary				(26,823)				26,823
Cash Dividends	¥ (958,052)					(958,052)
Foreign currency translation adjustment	20,414						14,171	6,243
Balance, Shares at Dec. 31, 2023 | shares					(60,638,506)
Balance at Dec. 31, 2023	11,986,790		¥ 286	7,813,675	¥ (2,203,380)	6,320,450	(126,082)	181,841
Balance, Shares at Dec. 31, 2023 | shares			435,723,698
Net income (loss)	1,039,573					1,039,573
Repurchase of shares	(1,197,439)				¥ (1,197,439)
Repurchase of shares,Share | shares					(51,386,354)
Share-based compensation	187,797			187,478				319
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units	¥ 6		¥ 3	3
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units, shares | shares	4,486,870	4,486,870	4,486,870
Cancellation of shares repurchased			¥ (79)	(3,075,514)	¥ 3,075,593
Cancellation of shares repurchased, shares | shares			(99,243,960)		99,243,960
Cash Dividends	¥ (716,302)					(716,302)
Foreign currency translation adjustment	132,248						127,137	5,111
Balance, Shares at Dec. 31, 2024 | shares					(12,780,900)
Balance at Dec. 31, 2024	11,432,673		¥ 210	4,925,642	¥ (325,226)	6,643,721	1,055	187,271
Balance, Shares at Dec. 31, 2024 | shares			340,966,608
Net income (loss)	806,525	$ 115,333				804,013		2,512
Repurchase of shares	(749,983)				¥ (749,983)
Repurchase of shares,Share | shares					(30,238,190)
Share-based compensation	160,780			160,772				8
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units	¥ 8		¥ 4	4
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units, shares | shares	5,619,438	5,619,438	5,619,438
Cancellation of shares repurchased			¥ (15)	(513,700)	¥ 513,715
Cancellation of shares repurchased, shares | shares			(20,179,614)		20,179,614
Acquisition of non-controlling interests in a subsidiary	¥ 26,582							26,582
Cash Dividends	(346,182)					(346,182)
Disposal of non-controlling interests	0			12				(12)
Foreign currency translation adjustment	(245,615)	$ (35,122)					(235,598)	(10,017)
Balance, Shares at Dec. 31, 2025 | shares					(22,839,476)
Balance at Dec. 31, 2025	¥ 11,084,788	$ 1,585,104	¥ 199	¥ 4,572,730	¥ (561,494)	¥ 7,101,552	¥ (234,543)	¥ 206,344
Balance, Shares at Dec. 31, 2025 | shares			326,406,432